Financial instruments and risk management - Summary of financial assets and liabilities by categories (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Cash and cash equivalents	$ 10,381	$ 8,027
Trade and other financial receivables	3,286	2,938
Equity shares and quoted funds	75	61
Other investments, including loans	2,899	2,839
Loans to equity accounted units including quasi equity loans	153	152
Total	17,459	14,383
Trade And Other Financial Payables	(5,847)	(5,398)
Short-term borrowings and bank overdrafts	(584)	(1,022)
Medium-term and long-term borrowings	(13,247)	(13,093)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(24)
Embedded derivatives not related to net debt: designated as hedges	(20)	(24)
Other financial liabilities	0	(247)
Total financial liabilities	(19,862)	(20,111)
Highly liquid financial assets held in managed investment funds classified as held for trading	2,538	2,584
Amortised Cost
Disclosure of financial assets [Line Items]
Cash and cash equivalents	3,970	2,707
Trade and other financial receivables	1,479	1,801
Equity shares and quoted funds	0	0
Other investments, including loans	138	21
Loans to equity accounted units including quasi equity loans	153	152
Total	5,740	4,681
Fair value through other comprehensive income
Disclosure of financial assets [Line Items]
Cash and cash equivalents	0	0
Trade and other financial receivables	0	0
Equity shares and quoted funds	64	50
Other investments, including loans	0	0
Loans to equity accounted units including quasi equity loans	0	0
Total	64	50
Fair value through profit and loss
Disclosure of financial assets [Line Items]
Cash and cash equivalents	6,411	5,320
Trade and other financial receivables	1,807	1,137
Equity shares and quoted funds	11	11
Other investments, including loans	2,761	2,818
Loans to equity accounted units including quasi equity loans	0	0
Total	11,655	9,652
Fair value through profit loss
Disclosure of financial assets [Line Items]
Trade And Other Financial Payables	(30)	(57)
Short-term borrowings and bank overdrafts	0	0
Medium-term and long-term borrowings	0	0
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(24)
Embedded derivatives not related to net debt: designated as hedges	(20)	(24)
Other financial liabilities	0	0
Total financial liabilities	(214)	(408)
Financial liabilities at amortised cost, category
Disclosure of financial assets [Line Items]
Trade And Other Financial Payables	(5,817)	(5,341)
Short-term borrowings and bank overdrafts	(584)	(1,022)
Medium-term and long-term borrowings	(13,247)	(13,093)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	0
Embedded derivatives not related to net debt: designated as hedges	0	0
Other financial liabilities	0	(247)
Total financial liabilities	(19,648)	(19,703)
Fair Value Hedges Related to Debt
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	388	151
Embedded derivatives not related to net debt: designated as hedges	73	66
Derivatives related to net debt: designated as hedges	(140)	(298)
Fair Value Hedges Related to Debt | Amortised Cost
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	0	0
Embedded derivatives not related to net debt: designated as hedges	0	0
Fair Value Hedges Related to Debt | Fair value through other comprehensive income
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	0	0
Embedded derivatives not related to net debt: designated as hedges	0	0
Fair Value Hedges Related to Debt | Fair value through profit and loss
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	388	151
Embedded derivatives not related to net debt: designated as hedges	73	66
Fair Value Hedges Related to Debt | Fair value through profit loss
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	(140)	(298)
Fair Value Hedges Related to Debt | Financial liabilities at amortised cost, category
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	0	0
Fair Value Hedges Excluding Net Debt
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges	204	149
Derivatives and embedded derivatives not related to net debt: not designated as hedges		(29)
Fair Value Hedges Excluding Net Debt | Amortised Cost
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges	0	0
Fair Value Hedges Excluding Net Debt | Fair value through other comprehensive income
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges	0	0
Fair Value Hedges Excluding Net Debt | Fair value through profit and loss
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges	$ 204	149
Fair Value Hedges Excluding Net Debt | Fair value through profit loss
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges		(29)
Fair Value Hedges Excluding Net Debt | Financial liabilities at amortised cost, category
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges		$ 0